Commitments and Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies
Lease term	5 years
Lease renewal term	5 years
Rent expense		$ 215	$ 179
Future minimum payments under the operating lease agreements
2018		298
2019		305
2020		311
2021		131
Total		$ 1,045